K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

October 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The primary purpose of this filing is to add a new series to the Trust, AXA/Legg Mason Strategic Allocation Portfolio, which will have two classes of shares (Class IB and Class K). This filing is not intended to affect the prospectus or statement of additional information of any class of any previously registered series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

AXA Equitable Funds Management Group LLC